Schedule of Investments ─ IQ U.S. Small Cap ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Communication Services — 2.1%
AMC Networks, Inc., Class A*	18,509	$334,828
EchoStar Corp., Class A*	17,723	237,311
IDT Corp., Class B*	9,541	329,928
Liberty Latin America Ltd., Class C*	39,391	280,464
Madison Square Garden Entertainment Corp.*	5,491	183,070
QuinStreet, Inc.*	20,502	259,760
Scholastic Corp.	9,434	362,643
Sinclair, Inc.(a)	18,967	297,782
Sphere Entertainment Co.*	5,491	194,271
Stagwell, Inc.*	43,675	284,761
Thryv Holdings, Inc.*	14,113	288,470
United States Cellular Corp.*	15,697	696,947
Total Communication Services		3,750,235

Consumer Discretionary — 9.4%
Academy Sports & Outdoors, Inc.	4,983	312,584
Accel Entertainment, Inc.*	35,432	363,178
Adtalem Global Education, Inc.*	8,389	423,477
Arko Corp.	38,030	296,634
Asbury Automotive Group, Inc.*	1,531	320,071
Bowlero Corp., Class A*(a)	19,124	206,730
Buckle, Inc. (The)	9,172	341,107
Carriage Services, Inc.	10,662	263,458
Cavco Industries, Inc.*	1,026	340,550
Cheesecake Factory, Inc. (The)(a)	9,286	319,160
Chegg, Inc.*	19,883	195,847
Clarus Corp.	34,293	203,015
Denny's Corp.*	29,156	309,928
Dillard's, Inc., Class A	1,117	432,581
Dorman Products, Inc.*	3,768	306,753
Duolingo, Inc.*	2,303	411,984
Ethan Allen Interiors, Inc.	11,943	347,900
GoPro, Inc., Class A*	64,431	192,004
Graham Holdings Co., Class B	540	389,016
Grand Canyon Education, Inc.*	2,836	370,353
Group 1 Automotive, Inc.	1,428	371,366
Hyatt Hotels Corp., Class A	2,895	371,631
Johnson Outdoors, Inc., Class A	5,159	230,917
KB Home	8,145	485,360
Kontoor Brands, Inc.	6,675	391,288
La-Z-Boy, Inc.	11,263	392,065
LCI Industries	2,932	326,273
Levi Strauss & Co., Class A	17,845	290,517
Malibu Boats, Inc., Class A*	5,758	240,396
MarineMax, Inc.*	11,388	318,864
MDC Holdings, Inc.	8,425	527,236
Meritage Homes Corp.	2,804	464,370
Monarch Casino & Resort, Inc.	4,385	302,258
Movado Group, Inc.	11,630	320,755
OneSpaWorld Holdings Ltd.*	26,927	367,015
Papa John’s International, Inc.(a)	4,336	318,609
Perdoceo Education Corp.	24,392	441,495
Playa Hotels & Resorts NV*	33,886	281,254
Ralph Lauren Corp.	2,807	403,282
RCI Hospitality Holdings, Inc.	4,157	256,736
Standard Motor Products, Inc.	8,739	352,619
Steven Madden Ltd.	8,962	375,329
Strategic Education, Inc.	3,592	337,863
Stride, Inc.*(a)	8,259	495,127
Travel + Leisure Co.	8,236	332,899
Tri Pointe Homes, Inc.*	12,940	446,818
Vacasa, Inc., Class A*	16,840	152,739
Vista Outdoor, Inc.*	11,651	327,044
Worthington Enterprises, Inc.	4,991	284,687
Total Consumer Discretionary		16,553,142

Consumer Staples — 3.4%
Andersons, Inc. (The)	7,933	418,148
Calavo Growers, Inc.	11,314	295,182
Cal-Maine Foods, Inc.	5,337	295,777
	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Central Garden & Pet Co., Class A*	8,266	$341,221
Coca-Cola Consolidated, Inc.	613	528,032
Duckhorn Portfolio, Inc. (The)*	20,460	176,570
Fresh Del Monte Produce, Inc.	10,802	265,513
Herbalife Ltd.*	20,050	241,603
Ingles Markets, Inc., Class A	3,642	306,839
Inter Parfums, Inc.	2,294	319,210
John B Sanfilippo & Son, Inc.	3,414	365,742
Medifast, Inc.	3,120	170,508
MGP Ingredients, Inc.	3,332	283,053
PriceSmart, Inc.	4,521	343,686
SpartanNash Co.	13,015	291,926
TreeHouse Foods, Inc.*	6,454	271,713
United Natural Foods, Inc.*	12,303	183,438
Universal Corp.	6,145	356,103
USANA Health Sciences, Inc.*	5,168	241,966
Vector Group Ltd.	27,088	283,611
Total Consumer Staples		5,979,841

Energy — 2.6%
Archrock, Inc.	33,175	542,080
Bristow Group, Inc.*	14,409	380,109
California Resources Corp.	8,512	405,852
CNX Resources Corp.*	20,441	412,908
Crescent Energy Co., Class A	28,547	315,444
Dril-Quip, Inc.*	11,346	227,714
Expro Group Holdings NV*	17,576	309,338
Gulfport Energy Corp.*	4,071	516,610
International Seaways, Inc.	7,739	415,120
REX American Resources Corp.*	11,456	474,164
Valaris Ltd.*	4,958	306,752
World Kinect Corp.	12,739	287,519
Total Energy		4,593,610

Financials — 21.5%
Amalgamated Financial Corp.	18,516	491,785
A-Mark Precious Metals, Inc.	9,578	258,319
Ameris Bancorp	8,947	444,129
AssetMark Financial Holdings, Inc.*	10,340	317,128
Associated Banc-Corp.	17,962	377,382
Atlantic Union Bankshares Corp.	9,286	317,210
Axis Capital Holdings Ltd.	5,926	352,716
Axos Financial, Inc.*	8,873	491,830
Bancorp, Inc. (The)*	11,637	507,839
Bank of Marin Bancorp	14,863	291,018
Bridge Investment Group Holdings, Inc., Class A	28,715	280,833
Bridgewater Bancshares, Inc.*	29,786	372,623
Brighthouse Financial, Inc.*	7,325	379,215
Business First Bancshares, Inc.	19,122	431,201
Byline Bancorp, Inc.	14,938	326,246
Capital City Bank Group, Inc.	11,013	314,752
Capstar Financial Holdings, Inc.	21,312	387,665
Cass Information Systems, Inc.	7,456	321,801
Central Pacific Financial Corp.	18,033	347,496
CNO Financial Group, Inc.	14,555	395,605
Coastal Financial Corp.*	8,960	357,504
Columbia Banking System, Inc.	15,073	303,872
Community Trust Bancorp, Inc.	8,513	353,289
ConnectOne Bancorp, Inc.	18,527	423,157
CrossFirst Bankshares, Inc.*	31,245	441,179
Diamond Hill Investment Group, Inc.	1,957	312,200
Employers Holdings, Inc.	7,737	322,788
Enova International, Inc.*	7,269	395,652
Enstar Group Ltd.*	1,392	371,511
Enterprise Financial Services Corp.	7,302	303,982
Equity Bancshares, Inc., Class A	13,438	441,438
Evercore, Inc., Class A	2,840	487,713
EVERTEC, Inc.	9,560	383,930
Farmers National Banc Corp.	25,545	350,477
Federated Hermes, Inc.	8,111	283,561
First Bancshares, Inc. (The)	12,503	317,951

Schedule of Investments ─ IQ U.S. Small Cap ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
First Busey Corp.	15,873	$373,650
First Commonwealth Financial Corp.	25,977	363,938
First Financial Corp.	8,611	339,446
First Foundation, Inc.	43,665	415,691
FirstCash Holdings, Inc.	3,382	388,152
Flushing Financial Corp.	21,847	350,207
FNB Corp.	27,824	366,720
Genworth Financial, Inc., Class A*	65,238	402,518
Green Dot Corp., Class A*	18,943	170,676
Hancock Whitney Corp.	8,995	405,764
Hanmi Financial Corp.	17,524	293,527
HarborOne Bancorp, Inc.	26,664	291,171
Heartland Financial USA, Inc.	8,485	300,963
Heritage Commerce Corp.	38,756	344,541
Hilltop Holdings, Inc.	10,884	342,737
Horace Mann Educators Corp.	9,643	355,152
Horizon Bancorp, Inc.	29,411	385,578
International Bancshares Corp.	7,532	398,142
James River Group Holdings Ltd.	15,697	150,220
Kearny Financial Corp.	40,062	289,648
Kemper Corp.	5,946	356,760
Lazard, Inc.	9,825	382,978
Live Oak Bancshares, Inc.	13,438	488,740
MBIA, Inc.*(a)	35,134	213,615
Mercantile Bank Corp.	10,714	429,524
Merchants Bancorp	12,572	549,899
Mercury General Corp.	10,166	407,148
Metropolitan Bank Holding Corp.*	9,665	468,656
MGIC Investment Corp.	24,399	484,076
Mid Penn Bancorp, Inc.	12,708	271,697
Midland States Bancorp, Inc.	15,292	401,568
MidWestOne Financial Group, Inc.	13,329	339,889
Mr Cooper Group, Inc.*	7,916	533,222
Nicolet Bankshares, Inc.	5,115	397,794
NMI Holdings, Inc., Class A*	14,667	468,171
OceanFirst Financial Corp.	17,600	303,248
OFG Bancorp	13,137	483,047
Old Second Bancorp, Inc.	22,966	312,797
Oscar Health, Inc., Class A*	49,743	622,782
Pathward Financial, Inc.	7,777	402,693
Peapack-Gladstone Financial Corp.	10,979	302,801
PennyMac Financial Services, Inc.	5,499	479,623
Peoples Bancorp, Inc.	12,723	372,784
Piper Sandler Cos.	2,322	402,844
PJT Partners, Inc., Class A	4,531	435,746
Premier Financial Corp.	15,697	327,910
QCR Holdings, Inc.	7,460	435,739
Radian Group, Inc.	14,816	429,368
Renasant Corp.	10,639	336,512
Repay Holdings Corp.*	49,135	385,218
S&T Bancorp, Inc.	10,340	344,736
Safety Insurance Group, Inc.	4,325	360,316
SiriusPoint Ltd.*	40,278	475,280
Southern Missouri Bancorp, Inc.	8,749	381,544
Stewart Information Services Corp.	8,122	500,803
StoneX Group, Inc.*	4,680	307,710
Towne Bank	12,120	340,693
UMB Financial Corp.	5,678	468,435
United Community Banks, Inc.	11,563	316,132
United Fire Group, Inc.	12,254	274,612
Univest Financial Corp.	13,709	291,179
Victory Capital Holdings, Inc., Class A	11,029	372,008
Virtu Financial, Inc., Class A	17,083	286,824
Virtus Investment Partners, Inc.	1,704	402,331
WaFd, Inc.	10,798	313,574
Total Financials		37,648,464

Health Care — 12.7%
ACADIA Pharmaceuticals, Inc.*	17,397	450,756
Addus HomeCare Corp.*	3,050	264,130
Alkermes PLC*	11,547	312,346
Alphatec Holdings, Inc.*	20,853	335,525
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Amphastar Pharmaceuticals, Inc.*	8,643	$461,190
AngioDynamics, Inc.*	31,345	184,935
Arcus Biosciences, Inc.*	17,834	270,007
Artivion, Inc.*	24,995	417,916
Atea Pharmaceuticals, Inc.*	96,367	400,887
Avanos Medical, Inc.*	10,946	210,054
Bridgebio Pharma, Inc.*	19,618	672,701
CareDx, Inc.*	35,598	304,719
Century Therapeutics, Inc.*	93,402	399,761
Coherus Biosciences, Inc.*	46,697	100,399
Collegium Pharmaceutical, Inc.*	13,651	449,937
Computer Programs and Systems, Inc.*	10,571	107,084
Cross Country Healthcare, Inc.*	14,465	307,381
Cullinan Oncology, Inc.*	31,561	477,834
Deciphera Pharmaceuticals, Inc.*	21,056	301,522
Dyne Therapeutics, Inc.*	28,236	604,250
Emergent BioSolutions, Inc.*	30,828	51,483
Evolent Health, Inc., Class A*	10,025	294,835
GoodRx Holdings, Inc., Class A*	52,060	312,360
Haemonetics Corp.*	3,909	298,882
Harmony Biosciences Holdings, Inc.*	9,958	314,075
HealthStream, Inc.	11,918	317,257
ICU Medical, Inc.*	1,962	179,582
ImmunityBio, Inc.*(a)	178,761	600,637
Immunovant, Inc.*	20,982	763,955
Innoviva, Inc.*	29,111	471,598
Inogen, Inc.*	25,972	184,791
Integer Holdings Corp.*	4,226	428,178
Iovance Biotherapeutics, Inc.*	53,249	411,615
iRadimed Corp.	8,410	348,258
Krystal Biotech, Inc.*	4,096	455,680
Ligand Pharmaceuticals, Inc.*	4,423	323,321
Lyell Immunopharma, Inc.*	137,851	252,267
Maravai LifeSciences Holdings, Inc., Class A*	22,795	132,211
Merit Medical Systems, Inc.*	4,361	341,466
ModivCare, Inc.*	3,857	153,393
Multiplan Corp.*	308,961	312,051
Mural Oncology PLC*	1,150	5,048
National HealthCare Corp.	5,641	524,839
Nkarta, Inc.*	92,248	833,922
Nuvation Bio, Inc.*	195,988	317,501
Orthofix Medical, Inc.*	19,419	269,730
OrthoPediatrics Corp.*	7,324	191,303
Pacira BioSciences, Inc.*	7,967	259,645
Patterson Cos., Inc.	12,060	360,112
PMV Pharmaceuticals, Inc.*	67,951	119,594
Prestige Consumer Healthcare, Inc.*	5,150	316,931
PTC Therapeutics, Inc.*	6,695	174,673
Pulmonx Corp.*	29,099	386,435
REGENXBIO, Inc.*	17,200	211,904
Sana Biotechnology, Inc.* (a)	100,150	549,824
Scilex Holding Co.*	34,109	55,939
Sharecare, Inc.*	229,113	258,898
SI-BONE, Inc.*	16,408	331,606
SIGA Technologies, Inc.	60,769	296,553
Supernus Pharmaceuticals, Inc.*	8,975	248,428
Travere Therapeutics, Inc.*	14,198	126,788
UFP Technologies, Inc.*	2,493	420,095
Vanda Pharmaceuticals, Inc.*	47,727	171,817
Varex Imaging Corp.* (a)	17,753	342,100
Veradigm, Inc.*	24,742	225,894
Vir Biotechnology, Inc.*	13,933	130,970
Xencor, Inc.*	11,619	217,275
Y-mAbs Therapeutics, Inc.*	65,365	836,018
Total Health Care		22,165,071

Industrials — 21.9%
AAR Corp.*	5,925	360,359
ABM Industries, Inc.	7,240	295,320
ACCO Brands Corp.	60,690	368,995
Air Lease Corp.	8,266	345,601

Schedule of Investments ─ IQ U.S. Small Cap ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Alamo Group, Inc.	1,748	$371,065
Allison Transmission Holdings, Inc.	7,240	438,310
Ameresco, Inc., Class A* (a)	6,582	134,470
API Group Corp.*	14,562	458,994
Applied Industrial Technologies, Inc.	2,277	401,799
Arcosa, Inc.	5,122	400,950
Argan, Inc.	7,973	353,443
Astec Industries, Inc.	7,826	278,606
AZZ, Inc.	7,935	495,541
Barrett Business Services, Inc.	3,645	409,224
Beacon Roofing Supply, Inc.*	5,561	460,951
Boise Cascade Co.	5,637	763,588
Brady Corp., Class A	6,007	361,802
BrightView Holdings, Inc.*	58,277	520,414
Brink's Co. (The)	4,909	396,844
CBIZ, Inc.*	6,617	421,238
Columbus McKinnon Corp.	8,748	341,784
Comfort Systems USA, Inc.	2,246	488,438
Conduent, Inc.*	94,119	338,828
CoreCivic, Inc.*	35,366	502,905
CSW Industrials, Inc.	2,354	498,036
Custom Truck One Source, Inc.*	47,910	313,331
DNOW, Inc.*	28,958	292,186
Douglas Dynamics, Inc.	10,199	256,505
Ducommun, Inc.*	5,940	293,139
Eagle Bulk Shipping, Inc.(a)	7,196	396,716
Encore Wire Corp.	1,736	391,468
Energy Vault Holdings, Inc.*(a)	150,853	229,297
EnerSys	3,711	354,660
Ennis, Inc.	15,311	311,885
ESCO Technologies, Inc.	3,379	344,219
First Advantage Corp.	26,046	426,373
Flowserve Corp.	9,500	379,335
Forrester Research, Inc.*	10,058	256,278
Forward Air Corp.	3,007	133,300
Franklin Electric Co., Inc.	3,432	323,500
Genco Shipping & Trading Ltd.	20,781	364,499
GEO Group, Inc. (The)*	41,504	461,524
Gibraltar Industries, Inc.*	6,686	541,031
Global Industrial Co.	12,199	518,823
Gorman-Rupp Co. (The)	13,103	437,509
Granite Construction, Inc.	7,861	354,610
Great Lakes Dredge & Dock Corp.*	60,318	460,830
Healthcare Services Group, Inc.*	23,454	221,406
Heartland Express, Inc.	20,432	264,594
Heidrick & Struggles International, Inc.	10,722	321,338
Helios Technologies, Inc.	4,951	204,278
HireRight Holdings Corp.*	30,659	380,172
HNI Corp.	11,641	474,022
Hub Group, Inc., Class A*	7,762	351,463
Hyster-Yale Materials Handling, Inc.	6,529	429,086
IES Holdings, Inc.*	7,598	622,732
Insperity, Inc.	2,682	307,599
Insteel Industries, Inc.	12,642	437,792
Kadant, Inc.	1,551	443,586
Kaman Corp.	14,230	641,062
Kforce, Inc.	5,112	349,405
Korn Ferry	6,241	366,159
Kratos Defense & Security Solutions, Inc.*	24,039	406,980
Lindsay Corp.	2,130	277,134
ManpowerGroup, Inc.	3,936	291,815
Marten Transport Ltd.	15,535	287,398
Matson, Inc.	5,455	611,124
McGrath RentCorp	3,464	435,252
MillerKnoll, Inc.	16,011	425,733
Moog, Inc., Class A	3,217	449,737
MSC Industrial Direct Co., Inc., Class A	3,846	379,523
Mueller Industries, Inc.	8,920	428,160
Mueller Water Products, Inc., Class A	23,163	317,565
MYR Group, Inc.*	2,558	367,968
National Presto Industries, Inc.	4,484	354,998
NV5 Global, Inc.*	3,122	327,467
	Shares	Value
Common Stocks (continued)
Industrials (continued)
PGT Innovations, Inc.*	13,042	$537,591
Planet Labs PBC*(a)	82,463	186,366
Primoris Services Corp.	13,283	435,682
Proto Labs, Inc.*	9,812	354,115
Quanex Building Products Corp.	15,053	469,955
Resources Connection, Inc.	19,070	256,682
Rush Enterprises, Inc., Class A	8,995	403,965
Ryder System, Inc.	3,674	417,256
Schneider National, Inc., Class B	12,070	295,956
SP Plus Corp.*	9,453	489,004
Standex International Corp.	2,639	389,675
Sterling Check Corp.*	28,958	394,987
Sterling Infrastructure, Inc.*	8,585	644,734
Tennant Co.	4,776	451,428
Terex Corp.	6,677	410,168
Thermon Group Holdings, Inc.*	13,148	430,991
TrueBlue, Inc.*	18,278	251,871
TTEC Holdings, Inc.	8,710	177,510
Universal Logistics Holdings, Inc.	11,154	340,420
V2X, Inc.*	8,134	316,331
VSE Corp.	7,217	448,248
Wabash National Corp.	13,229	334,694
Watts Water Technologies, Inc., Class A	1,911	378,397
Werner Enterprises, Inc.	7,146	282,624
Total Industrials		38,322,721

Information Technology — 13.8%
A10 Networks, Inc.	20,997	280,730
ACI Worldwide, Inc.*	12,060	362,644
Adeia, Inc.	36,965	448,755
ADTRAN Holdings, Inc.	20,148	126,227
Advanced Energy Industries, Inc.	3,301	343,898
Alkami Technology, Inc.*	25,698	632,685
Alteryx, Inc., Class A*	5,514	261,695
American Software, Inc., Class A	25,795	292,257
Belden, Inc.	3,744	277,730
Benchmark Electronics, Inc.	13,626	369,537
Blackbaud, Inc.*	4,662	377,249
Box, Inc., Class A*	12,051	313,085
Cohu, Inc.*	8,478	270,109
Couchbase, Inc.*	23,293	582,325
CTS Corp.	6,574	269,928
Diodes, Inc.*	3,515	236,630
Edgio, Inc.*	408,082	106,183
Enfusion, Inc., Class A*	30,988	244,805
ePlus, Inc.*	6,682	504,758
Everbridge, Inc.*	9,342	208,887
FARO Technologies, Inc.*	13,217	299,233
FormFactor, Inc.*	10,143	393,244
Grid Dynamics Holdings, Inc.*	28,174	367,671
Hackett Group, Inc. (The)	17,470	403,906
Insight Enterprises, Inc.*	2,263	418,067
InterDigital, Inc.	4,448	467,262
Jamf Holding Corp.*	16,760	310,730
Kimball Electronics, Inc.*	13,391	318,438
Knowles Corp.*	19,143	312,222
LiveRamp Holdings, Inc.*	14,773	583,238
MeridianLink, Inc.*	18,935	430,771
Mitek Systems, Inc.*	34,151	430,303
N-able, Inc.*	24,454	317,413
NETGEAR, Inc.*	17,572	249,522
NetScout Systems, Inc.*	11,348	244,096
Onto Innovation, Inc.*	3,693	596,420
OSI Systems, Inc.*	3,199	409,568
PDF Solutions, Inc.*	7,677	239,522
Pegasystems, Inc.	6,662	324,706
Perficient, Inc.*	4,514	307,539
Photronics, Inc.*	19,758	577,329
Plexus Corp.*	3,316	314,092
PowerSchool Holdings, Inc., Class A*(a)	16,291	383,490
Progress Software Corp.	5,619	319,215
PROS Holdings, Inc.*	11,777	405,364

Schedule of Investments ─ IQ U.S. Small Cap ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Rambus, Inc.*	6,304	$432,013
Rapid7, Inc.*	7,032	386,971
Ribbon Communications, Inc.*	94,762	288,077
Rimini Street, Inc.*	78,970	259,022
RingCentral, Inc., Class A*	10,605	359,404
Sanmina Corp.*	5,327	318,661
ScanSource, Inc.*	10,753	422,163
SMART Global Holdings, Inc.*	18,731	368,064
Smartsheet, Inc., Class A*	6,805	306,021
SolarWinds Corp.*	38,077	450,070
Sprinklr, Inc., Class A*	24,912	310,902
SPS Commerce, Inc.*	2,113	388,369
Squarespace, Inc., Class A*	10,155	314,805
Telos Corp.*	128,101	517,528
Teradata Corp.*	8,013	370,040
TTM Technologies, Inc.*	24,119	335,495
Unisys Corp.*	83,848	565,136
Veeco Instruments, Inc.*	15,502	494,204
Verint Systems, Inc.*	8,708	258,541
Viavi Solutions, Inc.*	30,034	295,234
Vishay Intertechnology, Inc.	14,274	310,174
Workiva, Inc.*	3,147	292,482
Yext, Inc.*	33,848	200,719
Total Information Technology		24,177,573

Materials — 4.8%
American Vanguard Corp.	14,809	161,714
Arch Resources, Inc.	2,497	441,869
Avient Corp.	7,911	286,457
Cabot Corp.	4,212	303,685
Clearwater Paper Corp.*	9,662	318,556
Ecovyst, Inc.*	29,437	272,587
Greif, Inc., Class A	5,101	319,374
Hawkins, Inc.	7,401	492,685
Haynes International, Inc.	6,501	361,911
HB Fuller Co.	4,721	357,710
Ingevity Corp.*	4,525	197,109
Innospec, Inc.	3,138	364,353
Koppers Holdings, Inc.	9,360	478,670
Materion Corp.	2,804	327,984
NewMarket Corp.	904	504,260
O-I Glass, Inc.*	14,332	208,674
Orion SA	12,472	279,373
Pactiv Evergreen, Inc.	40,936	597,666
Sensient Technologies Corp.	4,252	263,751
Stepan Co.	3,153	281,468
Summit Materials, Inc., Class A*	11,499	416,034
SunCoke Energy, Inc.	35,952	368,508
Warrior Met Coal, Inc.	8,927	572,846
Worthington Steel, Inc.*	4,991	149,480
Total Materials		8,326,724

Real Estate — 5.2%
Alexander & Baldwin, Inc.	17,200	297,904
American Assets Trust, Inc.	17,360	389,385
Apartment Investment and Management Co., Class A*	42,302	314,304
Apple Hospitality REIT, Inc.	21,170	339,990
Armada Hoffler Properties, Inc.	27,552	329,522
Brandywine Realty Trust	68,779	326,012
Chatham Lodging Trust	30,779	323,179
COPT Defense Properties	13,613	320,722
DiamondRock Hospitality Co.	39,706	362,913
Douglas Emmett, Inc.	26,190	354,874
Elme Communities	18,212	263,710
EPR Properties	8,593	380,412
Equity Commonwealth	15,582	297,772
Forestar Group, Inc.*	20,911	653,678
Highwoods Properties, Inc.	14,027	322,200
Industrial Logistics Properties Trust	105,971	421,765
JBG SMITH Properties	21,596	345,536
Office Properties Income Trust	26,352	96,712
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Outfront Media, Inc.	20,043	$260,960
Pebblebrook Hotel Trust	23,180	352,800
Piedmont Office Realty Trust, Inc., Class A	44,567	303,056
Plymouth Industrial REIT, Inc.	15,361	340,092
PotlatchDeltic Corp.	6,568	293,787
RLJ Lodging Trust	30,451	352,623
Sunstone Hotel Investors, Inc.	32,671	348,599
Whitestone REIT	35,602	459,978
Xenia Hotels & Resorts, Inc.	24,660	328,718
Total Real Estate		9,181,203

Utilities — 1.9%
ALLETE, Inc.	5,057	298,919
Avista Corp.	7,667	260,755
California Water Service Group	5,587	252,924
Chesapeake Utilities Corp.	2,536	256,846
Clearway Energy, Inc., Class C	10,380	251,611
Montauk Renewables, Inc.*(a)	41,028	283,503
New Jersey Resources Corp.	6,121	249,920
Northwest Natural Holding Co.	6,842	252,196
Northwestern Energy Group, Inc.	5,623	270,579
Otter Tail Corp.	4,471	404,268
SJW Group	4,278	254,712
Unitil Corp.	5,711	271,387
Total Utilities		3,307,620

Total Common Stocks
(Cost $168,387,047)		174,006,204

Investment Company — 0.7%
iShares Core S&P Small-Cap ETF(a)
(Cost $1,116,828)	11,999	1,247,896

Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)(c)	1,174,108	1,174,108
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	68,252	68,252

Total Short-Term Investments
(Cost $1,242,360)		1,242,360

Total Investments — 100.7% (Cost $170,746,235)		176,496,460
Other Assets and Liabilities, Net — (0.7)%		(1,167,288)
Net Assets — 100%		$175,329,172

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,089,522; total market value of collateral held by the Fund was $4,383,813. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,209,705.
(b)	Reflects the 1-day yield at January 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ U.S. Small Cap ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$174,006,204	$—	$—	$174,006,204
Investment Company	1,247,896	—	—	1,247,896
Short-Term Investments:
Money Market Funds	1,242,360	—	—	1,242,360
Total Investments in Securities	$176,496,460	$—	$—	$176,496,460

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.